Tikatok Impairment Charge	12 Months Ended
May 03, 2014
Tikatok Impairment Charge
13.	Tikatok Impairment Charge

During fiscal 2013, the Company decided to shut down the operations of Tikatok. Tikatok was an online platform where parents and their children and others can write, illustrate and publish stories into hardcover and paperback books. This decision resulted in an impairment charge of $1,973, including the write-off of goodwill of $1,947 and intangible assets of $26 during the second quarter of fiscal 2013. The effect of Tikatok operations is not material to the overall results of the Company.